INCOME TAXES (Details Narrative) $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Effective income tax rate reconciliation federal tax rate	16.50%	16.50%	16.50%	16.50%
Assessable profits	$ (675,251)	$ 2	$ (557,108)	$ (808,336)
Effective income tax rate reconciliation, percent	80.00%	80.00%
Deferred Tax Assets, Valuation Allowance	$ 4,109,442		$ 3,655,608	$ 2,779,285
UNITED STATES
Effective income tax rate reconciliation federal tax rate	21.00%	21.00%
Effective income tax rate reconciliation GILTI percent	50.00%	50.00%
Effective income tax rate reconciliation	10.50%	10.50%
Net operating loss	$ 6,004,832
HONG KONG
Effective income tax rate reconciliation federal tax rate	16.50%	16.50%
Effective income tax rate reconciliation	8.25%	8.25%
Net operating loss	$ 17,391,733